REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
REGULATORY MATTERS [Abstract]
Net reserve requirement	$ 0	$ 735
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400